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                                Money Market Fund

                               SEMI-ANNUAL REPORT

                                December 31, 1995

                      THE 59 WALL STREET MONEY MARKET FUND

                       STATEMENT OF ASSETS AND LIABILITIES
                                December 31, 1995
                                   (unaudited)

ASSETS:
   Investment in U.S. Money Market Portfolio
     (the "Portfolio"), at value (Note 1) ...................       $651,943,706
                                                                    ------------
        Total Assets ........................................        651,943,706
                                                                    ------------
LIABILITIES:
   Payables for:
      Expense reimbusement fee (Note 2) .....................            139,064
      Administrative fee (Note 2) ...........................             44,078
      Dividends declared (Note 1) ...........................              3,265
                                                                    ------------
        Total Liabilities ...................................            186,407
                                                                    ------------
NET ASSETS, for 651,757,299 shares of beneficial
  interest outstanding ......................................       $651,757,299
                                                                    ============
Net Assets Consist of:
   Paid-in capital ..........................................       $651,757,299
                                                                    ============
NET ASSET VALUE AND OFFERING PRICE PER SHARE ................       $       1.00
                                                                    ============


                             STATEMENT OF OPERATIONS
                   For the six months ended December 31, 1995
                                   (unaudited)

INVESTMENT INCOME (Note 1):
   Interest income allocated from Portfolio ...............        $ 20,060,430
   Expenses allocated from Portfolio ......................            (795,683)
                                                                   ------------
        Total Investment Income ...........................          19,264,747
                                                                   ------------
EXPENSES:
   Expense reimbursement fee (Note 2) .....................             809,259
   Administrative fee (Note 2) ............................             253,298
                                                                   ------------
        Total Expenses ....................................           1,062,557
                                                                   ------------
NET INVESTMENT INCOME .....................................        $ 18,202,190
                                                                   ============

                       See Notes to Financial Statements.

                      THE 59 WALL STREET MONEY MARKET FUND

                       STATEMENT OF CHANGES IN NET ASSETS


                                                                        For the
                                                                    six months ended       For the
                                                                    December 31, 1995     year ended
                                                                       (unaudited)       June 30, 1995
                                                                     ---------------    ---------------
INCREASE IN NET ASSETS:
From Investment Activities:
   Net investment income .........................................   $    18,202,190    $    29,009,473
   Total declared as dividends to shareholders ...................       (18,202,190)       (29,009,473)
                                                                     ---------------    ---------------
From Share (Principal) Transactions at Net Asset Value
 of $1.00 per share:
   Shares sold ...................................................     1,828,998,432      3,228,736,890
   Shares issued in reinvestment of dividends ....................         8,778,798         13,807,517
   Shares repurchased ............................................    (1,810,866,727)    (3,174,679,143)
                                                                     ---------------    ---------------
      Net increase in net assets resulting from share transactions        26,910,503         67,865,264

NET ASSETS:
   Beginning of period ...........................................       624,846,796        556,981,532
                                                                     ---------------    ---------------
   End of period .................................................   $   651,757,299    $   624,846,796
                                                                     ===============    ===============

                              FINANCIAL HIGHLIGHTS

     Selected per share data and ratios for a share outstanding throughout each period


                                                         For the
                                                    six months ended             For the years ended June 30,
                                                    December 31, 1995  ------------------------------------------------
                                                       (unaudited)      1995          1994          1993          1992
                                                    -----------------  -------       ------        ------        ------
Net asset value, beginning of period................       $1.00         $1.00        $1.00         $1.00         $1.00
Income from investment operations:
  Net investment income.............................        0.03          0.05         0.03          0.03          0.05
Dividends to shareholders from net investment
  income............................................       (0.03)        (0.05)       (0.03)        (0.03)        (0.05)
                                                           -----         -----        -----         ------        -----
Net asset value, end of period......................       $1.00         $1.00        $1.00         $1.00         $1.00
                                                           =====         =====        =====         =====         =====
Cumulative investment return***.....................        2.74%         4.92%        2.94%         3.02%         4.79%
Ratios/Supplemental Data*:
  Net assets, end of period (000's omitted).........    $651,757      $624,827     $556,982      $684,055      $596,008
  Ratio of expenses to average net assets***........        0.55%**       0.55%        0.55%         0.53%         0.53%
  Ratio of net investment income to average net
    assets..........................................        5.39%**       4.86%        2.88%         2.97%         4.70%

----------

  * Ratios include the Fund's share of Portfolio income and expenses, as appropriate.

 **  Annualized

*** Had the expense payment agreement, which commenced July 1, 1993, not been in place, the ratio of expenses to average net assets for the six months ended December 31, 1995, and for the years ended June 30, 1995 and 1994, would have been 0.57%, 0.56% and 0.55%, respectively. For the same period, the cumulative return of the Fund will have been 2.72%, 4.90% and 2.94%, respectively.

                       See Notes to Financial Statements.

                      THE 59 WALL STREET MONEY MARKET FUND

                          NOTES TO FINANCIAL STATEMENTS
                                   (unaudited)

     1. Organization and Accounting Policies. The 59 Wall Street Money Market Fund (the "Fund") is a separate, diversified series of The 59 Wall Street Trust (the "Trust") which is registered under the Investment Company Act of 1940, as amended. The Trust is an open-end management investment company organized as a Massachusetts business trust on June 7, 1983. The Fund commenced operations on December 12, 1983. The Declaration of Trust permits the Trustees to create an unlimited number of series, each of which issues a separate class of shares. The Trustees have authorized the issuance of an unlimited number of shares of the Fund. At December 31, 1995, there were three series of the Trust.

     The Fund invests all of its investable assets in U.S. Money Market Portfolio (the "Portfolio"), a diversified, open-end management investment company having the same investment objectives as the Fund. The value of such investment reflects the Fund's proportionate interest in the net assets of the Portfolio (approximately 100% at December 31, 1995). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the schedule of investments, are included elsewhere in this report and should be read in connection with the Fund's financial statements.

     The following is a summary of significant accounting policies:

          A. Valuation of Investments. Valuation of investments by the Portfolio is discussed in Note 1 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

          B. Investment Income. The Fund earns interest income daily, net of Portfolio expenses, based on its investment in the Portfolio. Realized gain and loss, if any, from investment transactions are determined by the Portfolio on the basis of identified cost, when recognized, and allocated to the Fund, along with net investment income, based on its investment in the Portfolio. Prior to the Fund's investment in the Portfolio, the Fund held its investments directly.

          C. Federal Income Taxes. Each series of the Trust is treated as a separate entity for Federal income tax purposes. It is the Fund's policy to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all its taxable income to its shareholders. Accordingly, no Federal income or excise tax provision is required. At December 31, 1995, the cost of investments for Federal income tax purposes was equal to the amortized cost of investments for financial statement purposes.

          D. Dividends and Distributions. Dividends from net investment income are declared daily and paid monthly to shareholders.

     2. Transactions with Affiliates.

     Administrative  Fee. The Trust has an  administrative  agreement with Brown
Brothers Harriman & Co. (the "Administrator") for which it pays the Administrator a fee calculated daily and paid monthly at an annual rate equivalent to 0.075% of the Fund's average daily net assets. The Administrator has a subadministration agreement with 59 Wall Street Administrators, Inc. for which 59 Wall Street Administrators, Inc. receives such compensation as is from time to time agreed upon, but not in excess of the amount paid to the Administrator. For the six months ended December 31, 1995, the Fund incurred $253,298 for administrative services.

     Shareholder Servicing/Eligible Institution Agreement. The Trust has a shareholder servicing and an eligible institution agreement with Brown Brothers Harriman & Co. for which Brown Brothers Harriman & Co. receives a fee calculated monthly at an annual rate equivalent to 0.225% of the Fund's average daily net assets.

                             U.S. MONEY MARKET FUND

                                   (unaudited)

     Expense Reimbursement Fee. 59 Wall Street Administrators, Inc. has agreed to pay certain expenses of the Fund subject to reimbursement by the Fund. To accomplish such reimbursement, 59 Wall Street Administrators, Inc. receives an expense reimbursement fee from the Fund, computed and paid monthly, such that after such reimbursement the aggregate expenses of the Fund, including the allocation of the Fund's pro rata portion of the Portfolio's expenses, will not exceed 0.55% of the Fund's average daily net assets. For the six months ended December 31, 1995, 59 Wall Street Administrators, Inc. incurred $855,670 in expenses on behalf of the Fund, including shareholder servicing/eligible institution fees of $759,900. The expense reimbursement fee agreement will terminate on the earlier of either July 1, 1997 or the date on which the payments made thereunder equal the prior payment of such reimbursable expenses.

     3. Investment Transactions. Investment transactions of the Portfolio are discussed in Note 3 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

                                   ----------

                           U.S. MONEY MARKET PORTFOLIO

                            PORTFOLIO OF INVESTMENTS
                                December 31, 1995
                           (expressed in U.S. dollars)
                                   (unaudited)

                                                                                       Annualized
                                                                                        Yield on
  Principal                                                                  Maturity    Date of          Value
   Amount                                                                      Date     Purchase         (Note 1)
-----------                                                                  --------   --------       ------------
              U.S. GOVERNMENT AND AGENCY OBLIGATIONS (21.4%)
$50,000,000    Federal Home Loan Bank Floating Rate Notes ................     5/6/96     5.780%*      $ 49,992,815
 90,000,000    Federal National Mortgage Assoc. Discount Notes ...........    1/19/96     5.670          89,744,850
                                                                                                       ------------
                  TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS ...........                             $139,737,665
                                                                                                       ------------

              CERTIFICATES OF DEPOSIT (42.2%)
$10,000,000    ABN AMRO Bank - London Branch .............................    2/16/96     5.780%       $  9,999,656
 15,000,000    ABN AMRO Bank - London Branch .............................     3/5/96     5.780          14,999,251
 10,000,000    Bank of Nova Scotia - New York Branch .....................    3/12/96     5.670          10,000,195
 15,000,000    Bank of Nova Scotia - New York Branch .....................   10/11/96     5.740          15,001,118
 25,000,000    Bankers Trust - London Branch .............................    4/10/96     5.820          25,045,614
 25,000,000    Banque Nationale de Paris - London Branch .................    2/20/96     5.720          25,000,793
 25,000,000    Credit Suisse - New York Branch ...........................    1/19/96     5.760          25,000,308
 25,000,000    Industrial Bank of Japan, Ltd. - New York Branch ..........    1/12/96     5.910          25,000,121
 25,000,000    Mitsubishi Bank, Ltd. - London Branch .....................     2/9/96     6.050          25,000,533
 25,000,000    Rabobank Nederland - London Branch ........................    1/31/96     5.730          25,000,994
 25,000,000    Societe Generale - New York Branch ........................    2/26/96     5.820          25,001,663
 25,000,000    Sumitomo Bank, Ltd. - New York Branch .....................    1/12/96     5.980          25,000,150
 25,000,000    Westdeutsche Landesbank - London Branch ...................     2/1/96     5.760          25,000,000
                                                                                                       ------------
                  TOTAL CERTIFICATES OF DEPOSIT ..........................                             $275,050,396
                                                                                                       ------------
              COMMERCIAL PAPER (22.8%)
$25,000,000    American Express Credit Corp. .............................     3/8/96     5.770%       $ 24,737,583
 25,000,000    Chevron Oil Finance Co. ...................................     2/2/96     5.700          24,874,444
 25,000,000    CIT Group Holdings, Inc. ..................................    1/31/96     5.840          24,879,167
 25,000,000    Ford Motor Credit Corp. ...................................    3/29/96     5.750          24,656,556
 25,000,000    General Electric Capital Corp. ............................    2/16/96     5.790          24,820,153
 25,000,000    Prudential Funding Corp. ..................................     3/5/96     5.520          24,757,333
                                                                                                       ------------
                  TOTAL COMMERCIAL PAPER .................................                             $148,725,236
                                                                                                       ------------

                           U.S. MONEY MARKET PORTFOLIO

                            PORTFOLIO OF INVESTMENTS
                                December 31, 1995
                           (expressed in U.S. dollars)
                                   (unaudited)


                                                                                       Annualized
                                                                                        Yield on
  Principal                                                                  Maturity    Date of          Value
   Amount                                                                      Date     Purchase         (Note 1)
-----------                                                                  --------   --------       ------------
              REPURCHASE AGREEMENTS (12.8%)
$33,254,092     Bankers Trust Corp. ......................................     1/2/96     5.800%        $33,254,092
                    (Agreement dated 12/29/95 collateralized by
                       $33,535,000 U.S. Treasury Notes 5.50%, due 11/15/98;
                       $33,275,522 to be received upon maturity)

 50,000,000     Salomon Brothers, Inc. ...................................     1/2/96     5.600          50,000,000
                    (Agreement dated 12/29/95 collateralized by
                       $46,093,000 U.S. Treasury Notes 4.75%-7.875%,
                       due 10/31/98-11/15/04; $50,031,111 to be received
                       upon maturity)
                                                                                                       ------------
                  TOTAL REPURCHASE AGREEMENTS ............................                             $ 83,254,092
                                                                                                       ------------


TOTAL INVESTMENTS, AT AMORTIZED COST .....................................               99.2%         $646,767,389
OTHER ASSETS IN EXCESS OF LIABILITIES ....................................                0.8             5,176,417
                                                                                        ------         ------------
NET ASSETS  ..............................................................              100.0%         $651,943,806
                                                                                        ======         ============

----------

* Variable Rate Instrument. Interest rates change on specific date (such as a coupon or interest payment date). Instrument is payable on demand and is collateralized by either letters of credit or other credit support agreements from major banks. The interest rate shown represents the December 31, 1995 rate.


                       See Notes to Financial Statements.

                           U.S. MONEY MARKET PORTFOLIO

                       STATEMENT OF ASSETS AND LIABILITIES
                                December 31, 1995
                           (expressed in U.S. dollars)
                                   (unaudited)

ASSETS:
   Investments*, at amortized cost and value (Note 1) ........      $646,767,389
   Interest receivable .......................................         5,345,628
   Deferred organization expenses (Note 1) ...................            65,384
                                                                    ------------
        Total Assets .........................................       652,178,401
                                                                    ------------
LIABILITIES:
   Payables for:
     Investment advisory fee (Note 2) ........................            88,370
     Trustees' fee (Note 2) ..................................            63,770
     Administrative fee (Note 2) .............................            20,620
      Accrued expenses and other liabilities .................            61,835
                                                                    ------------
        Total Liabilities ....................................           234,595
                                                                    ------------

NET ASSETS ...................................................      $651,943,806
                                                                    ============
Net Assets Consist of:
   Paid-in capital ...........................................      $651,943,806
                                                                    ============

----------
*    Including repurchase agreements of $83,254,092.


                             STATEMENT OF OPERATIONS
                   For the six months ended December 31, 1995
                           (expressed in U.S. dollars)
                                   (unaudited)

INVESTMENT INCOME:
   Interest ..................................................       $20,060,431
                                                                     -----------

EXPENSES:
   Investment advisory fee (Note 2) ..........................           507,883
   Administrative fee (Note 2) ...............................           118,506
   Custodian fee .............................................           104,978
   Trustees' fees and expenses (Note 2) ......................            32,168
   Amortization of organization expenses (Note 1) ............             8,600
   Miscellaneous .............................................            23,549
                                                                     -----------
        Total Expenses .......................................           795,684
                                                                     -----------

NET INVESTMENT INCOME ........................................       $19,264,747
                                                                     ===========

                       See Notes to Financial Statements.

                           U.S. MONEY MARKET PORTFOLIO

                       STATEMENT OF CHANGES IN NET ASSETS
                          (expressed in U.S. dollars)


                                                                               For the period
                                                                For the       October 31, 1994
                                                            six months ended  (commencement of
                                                           December 31, 1995   operations) to
                                                              (unaudited)       June 30, 1995
                                                            ---------------    ---------------
INCREASE IN NET ASSETS:
From Investment Activities:
    Net investment income ...............................   $    19,264,747    $    23,042,293
                                                            ---------------    ---------------
Capital Transactions:
    Proceeds from contributions .........................       391,394,906      2,008,122,202
    Value of withdrawals ................................      (383,826,596)    (1,406,153,846)
                                                            ---------------    ---------------
        Net increase in net assets resulting from capital
            transactions ................................         7,568,310        601,968,356
                                                            ---------------    ---------------

Net increase in net assets ..............................        26,833,057        625,010,649

NET ASSETS:
    Beginning of period .................................       625,110,749            100,100
                                                            ---------------    ---------------
    End of period .......................................   $   651,943,806    $   625,110,749
                                                            ===============    ===============

                              FINANCIAL HIGHLIGHTS
                           (expressed in U.S. dollars)


                                                                               For the period
                                                                For the       October 31, 1994
                                                            six months ended  (commencement of
                                                           December 31, 1995   operations) to
                                                              (unaudited)       June 30, 1995
                                                            ---------------    ---------------
Ratios/Supplemental Data:
    Net assets, end of period (000's omitted)................      $651,944           $651,111
    Ratio of expenses to average net assets*.................          0.24%              0.25%
    Ratio of net investment income to average net assets*....          5.69%              5.62%


----------
 *  Annualized

                       See Notes to Financial Statements.

                           U.S. MONEY MARKET PORTFOLIO

                          NOTES TO FINANCIAL STATEMENTS
                           (expressed in U.S. dollars)
                                   (unaudited)

     1. Organization and Accounting Policies. U.S. Money Market Portfolio (the "Portfolio") is registered under the Investment Company Act of 1940, as amended, as a no-load, diversified, open-end management investment company which was organized as a trust under the laws of the State of New York on June 15, 1993. The Portfolio commenced operations on October 31, 1994 and received a contribution of certain assets and liabilities, including securities, with a value of $554,134,100 on that date from The 59 Wall Street Money Market Fund in exchange for a beneficial interest in the Portfolio. The Declaration of Trust permits the Trustees to create an unlimited number of beneficial interests in the Portfolio.

     The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America, and reflect the following policies:

          A. Valuation of Investments. The Portfolio values its investments at amortized cost, which approximates market value. The amortized cost method values a security at its cost at the time of purchase and thereafter assumes a constant amortization to maturity of any discount or premium. The Portfolio's use of amortized cost is in compliance with Rule 2a-7 of the Investment Company Act of 1940.

          B. Interest Income. Interest income consists of interest accrued and discount earned (including both original issue and market discount) and premium amortization on the investments of the Portfolio, accrued ratably to the date of maturity, plus or minus net realized short-term gain or loss, if any, on investments.

          C. Federal Income Taxes. The Portfolio will be treated as a partnership for Federal income tax purposes. As such, each investor in the Portfolio will be subject to taxation on its share of the Portfolio's ordinary income and capital gains. It is intended that the Portfolio's assets will be managed in such a way that an investor in the Portfolio will be able to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for Federal income taxes is necessary. At December 31, 1995, the cost of investments for Federal income tax purposes was equal to the amortized cost of the investments for financial statement purposes.

          D. Repurchase Agreements. The Portfolio at all times maintains possession of securities collateralizing repurchase agreements.
     Additionally, the Portfolio monitors the value of such securities, including accrued interest, to ensure the collateral at least equals 100% of the value of the repurchase agreement.

          E. Deferred Organization Expenses. Expenses incurred by the Portfolio in connection with its organization are being amortized by the Portfolio on a straight-line basis over a five-year period.

          F. Other. Investment transactions are accounted for on a trade date basis. Realized gain and loss, if any, from investment transactions are determined on the basis of identified cost.


     2. Transactions with Affiliates.

     Investment Advisory Fee. The Portfolio has an investment advisory agreement with Brown Brothers Harriman & Co. (the "Adviser") for which it pays the Adviser a fee calculated daily and paid monthly at an annual rate equivalent to 0.15% of the Portfolio's average net assets. For the six months ended December 31, 1995, the Portfolio incurred $507,883 for advisory services.

     Administrative Fee. The Portfolio has an administrative agreement with Brown Brothers Harriman Trust Company (Cayman) Ltd. (the "Administrator") for which it pays the Administrator a fee calculated daily and paid monthly at an annual rate equivalent to 0.035% of the Portfolio's average net assets. The Administrator has a subadministration agreement with Signature Financial Group (Cayman) Ltd. for which Signature Financial Group (Cayman) Ltd. receives such compensation as is from time to time agreed upon, but not in excess of the amount paid to the Administrator. For the six months ended December 31, 1995, the Portfolio incurred $118,506 for administrative services.

                           U.S. MONEY MARKET PORTFOLIO

                           (expressed in U.S. dollars)
                                   (unaudited)

     Trustee Fees. Each Trustee of the Portfolio receives an annual retainer paid by the Portfolio. Each Trustee is also reimbursed for out-of-pocket expenses incurred in connection with board meetings. For the six months ended December 31, 1995, the Portfolio incurred $31,344 for Trustee fees and expenses.

     3. Investment Transactions. Purchases, and maturities and sales, of money market instruments, excluding securities subject to repurchase agreements, aggregated $4,488,944,644 and $4,333,600,000, respectively, for the six months ended December 31, 1995.

                                   ----------

The 59 Wall Street Trust

Investment Adviser and
   Administrator
Brown Brothers Harriman & Co.
59 Wall Street
New York, New York 10005

Distributor
59 Wall Street Distributors, Inc.
6 St. James Avenue
Boston, Massachusetts 02116

Shareholder Servicing Agent
Brown Brothers Harriman & Co.
59 Wall Street
New York, New York 10005
(800) 625-5759






This report is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of The 59 Wall Street Money Market Fund. Such offering is made only by prospectus, which includes details as to offering price and other material information.